Form N-1A Cover	Jun. 12, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Siren ETF Trust
Entity Central Index Key	0001796383
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 12, 2026
Prospectus Date	Jul. 29, 2025